Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Reflected in the Balance Sheets (Detail) - Social Capital Suvretta Holdings Corp. III [Member] - USD ($)	3 Months Ended		10 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds			$ 245,600,000
Accretion of carrying value to redemption value	$ 371,095	$ (8,324)	12,487,990
Class A ordinary shares subject to possible redemption	250,371,095		250,008,324
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds			250,000,000
Class A ordinary shares issuance costs			(12,479,666)
Accretion of carrying value to redemption value			12,487,990
Increase of carrying value to redemption value			12,487,990
Class A ordinary shares subject to possible redemption	250,371,095	250,000,000	$ 250,008,324
Remeasurement of carrying value to redemption value	$ 371,095	$ (8,324)